Fair Value (Details 1) - Fair Value Level 2 - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Impaired loans, net of related allowance	$ 94,458	$ 177,523
Loans held-for-sale	0	339,000
MSRs	$ 862,593	$ 897,720